Note 11 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about income tax [text block]
	2017	2016
Loss before recovery of income taxes	$(75)	$(215)
Expected income tax recovery	$(20)	$(57)
Tax rate changes and other adjustments	-	(1,159)
Difference in tax rates	(145)	-
Non-deductible expenses	(12)	(17)
Change in tax benefits not recognized	177	1,232
Income tax (recovery) expense	$-	$-

Disclosure of deferred taxes [text block]
	2017	2016
Property and equipment	$3	$1
Share issuance costs	2	4
Deferred expenses	66	150
Non-capital losses carried forward	3,979	7,714
Unrealized foreign exchange loss on debt	4,360	-

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
2027	$81
2028	107
2029	1,104
2030	1,076
2031	2,103
2032	665
2033	1,027
2034	903
2035	740
2036	321
2037	212
$8,339